Trade and Other Receivables - Disclosure Of Detailed Information About Trade And Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Current trade receivables	$ 1,087,621	$ 521,736
Trade receivables loss allowance	(2,863)	(856)
Current Trade Receivables Net	1,084,758	520,880
Advances And Other Current Receivables	64,698	51,144
Trade and other current receivables	1,149,456	572,024
Advances And Other Non Current Receivables	24,737	25,982
Trade and other non-current receivables	$ 24,737	$ 25,982